Interim Financial Data (Unaudited) (Restated) (Details) - Schedule of Consolidated Balance Sheets (Parentheticals) - $ / shares	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, authorized	500,000,000		500,000,000
Ordinary shares, par value (in Dollars per share)	$ 0.0001		$ 0.0001
Ordinary shares, issued	25,361,550		24,528,000
Ordinary shares, outstanding	25,361,550		24,528,000
As restated [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, authorized		500,000,000
Ordinary shares, par value (in Dollars per share)		$ 0.0001
Ordinary shares, issued		24,528,000
Ordinary shares, outstanding		24,528,000